PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of components of property and equipment
The components of property and equipment at December 31 were as follows:

	2019
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$3,189	$1,948	$1,241
Research and development equipment	42,596	30,309	12,287
Production equipment and tooling	46,637	29,549	17,088
Computer equipment	9,592	8,044	1,548
Software	9,854	7,727	2,127
Leasehold improvements	7,319	5,124	2,195
Leased vehicles	584	560	24
Office equipment	1,408	1,195	213
Monitoring equipment	1,852	1,117	735
Network equipment	6,780	4,314	2,466
	$129,811	$89,887	$39,924

	2018
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$3,089	$1,634	$1,455
Research and development equipment	38,761	28,361	10,400
Production equipment and tooling	43,860	26,427	17,433
Computer equipment	9,099	7,464	1,635
Software	8,180	6,287	1,893
Leasehold improvements	6,754	4,489	2,265
Leased vehicles	983	688	295
Office equipment	1,533	1,162	371
Monitoring equipment	1,821	905	916
Network equipment	6,262	3,083	3,179
	$120,342	$80,500	$39,842